Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2022 USD ($) ft²	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Operating Lease, Expense	$ 413,333	$ 407,235	$ 396,066
Operating Lease, Weighted Average Remaining Lease Term (Month)	24 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	5.00%
Operating Lease, Payments	$ 432,485	407,338
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		208,390
Finance Lease, Interest Expense	8,798	2,439
Finance Lease, Right-of-Use Asset, Amortization	$ 29,497	6,145
Lessee, Finance Lease, Remaining Lease Term (Month)	46 months
Lessee, Finance Lease, Discount Rate	4.75%
Finance Lease, Principal Payments	$ 34,069	5,777	$ (0)
Other Assets [Member]
Operating Lease, Right-of-Use Asset	662,328	1,028,639
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	170,839	200,337
Accounts Payable and Accrued Liabilities [Member]
Operating Lease, Liability, Current	355,183	385,463
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Noncurrent	374,570	729,753
Finance Lease, Liability, Noncurrent	130,911	166,636
Accounts Payable and Accrued Liabilities, Current [Member]
Finance Lease, Liability, Current	$ 35,724	$ 34,069
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property (Square Foot) | ft²	36,000
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract (Month)	60 months